Revenue (Details) - Schedule of revenue expected to be recognised in the future related to performance obligations - GBP (£) £ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of revenue expected to be recognised in the future related to performance obligations [Abstract]
Undelivered vehicles	£ 13,678	£ 9,059	£ 385